Consolidated Statements of Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2010	$ 5,127	$ 2,400	$ 201,735	$ (9,428)	$ 199,834
Net income			28,804		28,804
Other comprehensive income (loss)				(6,616)	(6,616)
Issuance of treasury shares	1	144	27		172
Cash dividends			(7,430)		(7,430)
Balances at Dec. 31, 2011	5,128	2,544	223,136	(16,044)	214,764
Net income			28,203		28,203
Other comprehensive income (loss)				(238)	(238)
Issuance of treasury shares	2	149	27		178
Cash dividends			(8,188)		(8,188)
Balances at Dec. 31, 2012	5,130	2,693	243,178	(16,282)	234,719
Net income			30,104		30,104
Other comprehensive income (loss)				7,821	7,821
Issuance of treasury shares	1	129	28		158
Cash dividends			(8,662)		(8,662)
Balances at Dec. 31, 2013	$ 5,131	$ 2,822	$ 264,648	$ (8,461)	$ 264,140